Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Dates
31-Jan-2024
Actual/360 Days
30
30/360 Days
30
15-Feb-2024
15-Feb-2024
Collection Period No.
4
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jan-2024
13-Feb-2024
14-Feb-2024
15-Feb-2024
16-Jan-2024
15-Jan-2024
Summary
Beginning
Balance
127,517,282.07
467,620,000.00
467,620,000.00
83,110,000.00
Principal
Payment
42,041,745.10
0.00
0.00
0.00
Ending
Balance
85,475,536.97
467,620,000.00
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
143.973649
0.000000
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.292714
1.000000
1.000000
1.000000
1,145,867,282.07
1,103,825,536.97
42,041,745.10
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,560.39
1,179,466,842.46
65,762,931.39
1,245,229,773.85
33,599,560.39
1,137,425,097.36
63,316,537.03
1,200,741,634.39
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
2,306,925.33
2,318,615.83
416,242.58
Interest per
$1000 Fac
e
Amount
0.000000
4.933333
4.958333
5.008333
Interest & Principal
Payment
42,041,745.10
2,306,925.33
2,318,615.83
416,242.58
Interest & Principal Payment
per $1000 Fac
e
Amount
143.973649
4.933333
4.958333
5.008333
$47,083,528.84
T
otal
$5,041,783.74

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
50,997,129.88
0.00
50,997,129.88
41,201,016.07
7,686,291.56
1,753,789.39
195,449.75
0.00
0.00
160,583.11
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,037,691.48
0.00
0.00
5,041,783.74
0.00
0.00
42,041,745.10
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
50,997,129.88
2,875,909.56
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,037,691.48
0.00
0.00
0.00
1,037,691.48
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,041,783.74
0.00
2,306,925.33
2,318,615.83
416,242.58
0.00
0.00
0.00
0.00
0.00
5,041,783.74
0.00
2,306,925.33
2,318,615.83
416,242.58
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,041,783.74
5,041,783.74
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
42,041,745.10
0.00
0.00
0.00
42,041,745.10
Aggregate Principal Distributabl
e
Amount
42,041,745.10
42,041,745.10
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
11,884.86
148,698.25
160,583.11
3,359,956.04
0.00
11,884.86
11,884.86
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Pool Statistics
Pool Data
7.13%
52.81
15.38
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
1,245,229,773.85
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,200,741,634.39
27,014
27,529
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
24,567,157.54
16,633,858.53
0.00
3,287,123.39
Pool Factor
84.56%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
27,014
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.89%
0.79%
0.23%
0.09%
100.00%
1,187,419,031.86
9,519,712.53
2,713,113.57
1,089,776.43
1,200,741,634.39
26,787
166
43
18
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.317%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
19,673.97
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.654%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
3,088,813.86
1,341,303.33
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
57
157
Losses
(1)
Amount
3,287,123.39
1,751,919.83
193,900.23
Number of Receivables
Number of Receivables
Amount
8,409,853.56
4,806,339.06
514,700.64
Current
Cumulative
0.218%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.316%
Prior Collection Period
0.686 % Second Prior
Collection
Period
0.321
%
Third
Prior
Collection
Period
0.294%